DEFERRED TAX LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2025
DEFERRED TAX LIABILITIES
Schedule of deferred tax liabilities
	As of March 31,
	2025	2024
	US$’000	US$’000
Deferred tax liabilities	1,256	1,273

Schedule of components of deferred tax assets and liabilities
	Property, plant and equipment	Withholding tax on undistributed profits (1)	Total
	US$’000	US$’000	US$’000
As of March 31, 2023	1,316	-	1,316
Recognized in statements of income	(43)	-	(43)
As of March 31, 2024	1,273	-	1,273
Recognized in statements of income	(17)	-	(17)
As of March 31, 2025	1,256	-	1,256